UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1. Name and address of issuer:

     American Century Variable Portfolios, Inc. II
     4500 Main Street
     Kansas City, Missouri 64111


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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): __X__


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3. Investment Company Act File Number: 811-10155


     Securities Act File Number:             333-46922


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4(a).Last day of fiscal year for which this Form is filed:

     December 31, 2004


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4(b)._____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c)._____ Check box if this is the last time the issuer will be filing this Form.


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5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal
     year pursuant to section 24(f):                  $ 193,957,315

     (ii) Aggregate price of securities redeemed or repurchased during the
     fiscal year:                                     $  19,830,222

     (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
     Commission:                                      $   N/A

     (iv) Total available redemption credits [add Items 5(ii) and
     5(iii):                                         -$ 19,830,222

     (v) Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
     Item 5(iv) from Item 5(i)]:                      $ 174,127,093

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     (vi) Redemption credits available
     for use in future years                          $  (N/A)
     -- if Item  5(i) is less  than Item
     5(iv)  [subtract  Item  5(iv)  from
     Item 5(i)]:
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     (vii) Multiplier for determining registration fee (See Instruction
     C.9):                                            x        .00011770

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
     (enter "0" if no fee is due):                    =$ 20,494.76


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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.


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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                           +$    N/A


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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          =$ 20,494.76


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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

March 29, 2005

     Method of Delivery:

         __X__ Wire Transfer
         _____ Mail or other means

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                               SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Jon Zindel
                                 Jon Zindel
                                 Tax Officer


Date:     March 30, 2005

  *Please print the name and title of the signing officer below the signature.